Corporate Social Responsibility (CSR) expenditure (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Service Concession Arrangements Explanatory [Abstract]
Disclosure of detailed information about service concession arrangements [text block]	The balance amount to be spent is ₹ 358.
Organisation	Amount (₹)
VIRRD Trust, Dwarakha Tirumala	6,300
M/s Jateeya Vidya Seva Samithi	2,500
Sri Hanuman Mani Education & Culture Trust	740
Total	9,540